Leases - Schedule Of Maturity Analysis For Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	€ 792	€ 55
Lease liabilities [abstract]
Current	76	19
Non-current	559	32
Add: Lease liabilities—total	635	51
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	110	19
Later than one year and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	412	28
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	€ 270	€ 8